================================================================================


                                            ANNUAL REPORT, MARCH 31, 1997
                                                 RYDEX SERIES TRUST
                                         6116 Executive Boulevard, Suite 400
                                                 Rockville, MD 20852
[LOGO OF RYDEX APPEARS HERE]               (301) 468-8520  (800) 820-0888

================================================================================

DEAR SHAREHOLDER:

  It is a pleasure to report that the Rydex Series Trust enjoyed another successful year by providing our shareholders with consistently managed funds. Each Fund performed well within the parameters of their objectives during this period of market volatility. In addition, the total assets under management increased from $693 million as of June 30, 1996 to $1.28 billion at the end of March 1997, an increase of nearly 85%.

  This Annual Report covers the previous nine months as a result of a decision to change the Rydex Series Trust's fiscal year end from June 30 to March 31. In the following paragraphs, we will describe the U.S. economic environment over the past nine months. In the final section (Fund Strategy and Performance), we will focus more closely on each Rydex Fund's performance in relation to its benchmark.

FISCAL YEAR IN REVIEW

  Fear of the mere possibility of inflation dominated the U.S. financial markets during the fiscal year ending March 31, 1997. A benign economy with virtually no inflation in sight was no match for the economic apparitions that swayed the equity and debt markets over the reporting period.


  The Consumer Price Index (see                   CONSUMER PRICE INDEX
adjacent chart), which is a common
measure of inflation, illustrates that          March 1990 to March 1997
in general, prices have remained
relatively subdued over the past six
years. Currently inflation is running             [GRAPH APPEARS HERE]
at a restrained 2.8%. Improved
productivity, fueled by high
technology and competitive global
markets, has allowed the United States
to aim for faster growth without
triggering serious inflation. In
addition, the absence of any oil or
food shocks, federal budget
constraints, and falling trade
barriers are all factors that have
contributed to an economic environment
of steady growth and low inflation.
                                          Source: Bloomberg Financial Markets

  In the third and fourth quarter of 1996, economic data revealed moderate growth, low inflation, and a strong dollar, with a recession nowhere in sight. The U.S. Government reported that the federal budget deficit for the fiscal year ending September 1996, was the lowest since 1981, while the U.S. jobless rate was half that of industrialized Europe. Despite Federal Reserve Chairman Alan Greenspan's ominous comments to Congress regarding a stock market that may be overcome by "irrational exuberance", the equity markets reached new highs during the last half of 1996.

  In February of 1997, Chairman Greenspan once again provided congressional testimony that caused uneasiness in the world's financial markets. His remarks indicated that even though U.S. economic prospects "in general are quite favorable" and that Fed officials expect inflation to remain subdued, the Fed may take preemptive action against an increased risk of inflation by raising interest rates. Such a move, he warned, could have an adverse impact on corporate profits, and thus on stock prices, which may have been supported by a wave of "excessive optimism." In reaction to his comments, the financial markets fluctuated wildly.

  On March 13, 1997, the U.S. Government reported robust retail sales figures that were interpreted as a harbinger of future inflation due to a more heated economy. This report sent stock and bond prices lower. A week later, on March 20, 1997, Chairman Greenspan reported that the "evidence is quite clear that the current low level of inflation, given the relative tightness of the economy, is close to unprecedented." He added, "the state of inflation at this particular stage is clearly under control." These comments were seemingly nullified on March 24, 1997, when the Federal Reserve Open Market Committee, led by the enigmatic Greenspan, met and decided to tighten money market conditions slightly by raising the fed funds target by 1/4 percentage point.

  The tightening was viewed by the Fed as a prudent step that would provide greater assurance of maintaining the current economic expansion by sustaining the existing low inflation environment. It is the Federal Reserve Board's conviction that low inflation is essential to realizing the economy's greatest growth potential.

  Concerns of further interest rate hikes and future lackluster earnings reports caused several more sell offs. The first quarter of 1997 ended with the last two trading days on the Dow Jones suffering the worst losses since the crash of 1987. The S&P 500, the NASDAQ 100, and the XAU Index also endured big declines, while the yield of the 30-year Treasury bond continued it's upward trend by closing the quarter at 7.1%.

  Has the bull market finally come to an end or is this just a large correction and buying opportunity? Are further rate hikes in store and could this be the end of a six-year economic expansion? Will this market volatility continue? These are some of the questions that market participants will be pondering in the months to come.

Fund Strategy and Performance

The Nova Fund

Benchmark: 150% of the performance of the S & P 500 Composite Stock Price Index
Inception: July 12, 1993

  To achieve its objective, Nova invested primarily in S & P 500 futures contracts and call options on S & P 500 futures contracts. Nova was able to outperform the S & P 500 Index and perform consistent with its benchmark by using its call options and futures contracts to maintain 150% exposure to the market. The S&P 500 index was up 12.90% for the period ending March 31, 1997. Three quarters of that rise was due to 100 of the largest companies in the index. As the market dropped precipitously in the first quarter of 1997, the large caps once again led the way with concerns that first quarter earnings might come up short.



                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------

                                        Total Return
                                        ------------
                         Fiscal Year ended Since Inception (7-12-93)
                              3-31-97             to 3-31-97
--------------------------------------------------------------------
  Nova Fund                   15.69%                98.86%
  Standard & Poor's 500
   Stock Index                12.90%                68.63%
--------------------------------------------------------------------

Past performance is no guarantee of future results. The S & P 500 Stock Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.

The Ursa Fund

Benchmark: Inverse (opposite) of the S & P 500 Composite Stock Price Index
Inception: January 7, 1994

  To achieve its objective, Ursa sold S & P 500 futures contracts and purchased put options on S & P 500 futures contracts. The Ursa Fund posted a -6.74% total return for the period as a result of its short position in the S & P 500 Index. This compared to a 12.90% return for the S & P 500. Ursa out-performed its benchmark since it is able to earn interest on cash balances which it is required to keep in order to cover its short positions.



                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------

                                                    Total Return
                                                    ------------
                                     Fiscal Year ended Since Inception (1-7-94)
                                          3-31-97             to 3-31-97
-------------------------------------------------------------------------------
  Ursa Fund                               -6.74%               -27.46%
  Standard & Poor's 500 Stock Index       12.90%                61.12%
-------------------------------------------------------------------------------

Past performance is no guarantee of future results. The S & P 500 Stock Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.

The Rydex OTC Fund

Benchmark: NASDAQ 100 Index (NDX)
Inception: February 14, 1994

  Over-the-counter securities continued to perform well during the latest fiscal year. The NASDAQ Composite Index, which represents the universe of all OTC securities, was up 3.10% during the period. Although the technology laden NASDAQ has declined in recent months, it still remains ahead of the Dow and the S&P 500 when measured over the last ten years. The Fund performed in step with the NASDAQ 100 by closely matching its investments to that of the index. Generally, the Fund owned approximately eighty stocks representing roughly 95% of the capitalization of the index.



                             [GRAPH APPEARS HERE]

-------------------------------------------------------------------------------

                                         Total Return
                                         ------------
                          Fiscal Year ended Since Inception (2-14-94)
                               3-31-97             to 3-31-97
---------------------------------------------------------------------
  OTC Fund                     18.58%                95.69%
  NASDAQ 100 Index             17.68%                96.75%
  NASDAQ Composite Index        3.10%                55.54%
---------------------------------------------------------------------

Past performance is no guarantee of future results. The NASDAQ Composite Index and the NASDAQ 100 Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

The Rydex Precious Metals Fund

Benchmark: Philadelphia Stock Exchange Gold/Silver Index (XAU)
Inception: December 1, 1993

  Gold prices fell to as low as $340 per ounce in recent weeks, down from a high of $415 in early 1996. Recent negative factors include low inflation, a strong dollar and fears of more gold sales by European Central Banks. The XAU Index, which is comprised of mainly North American gold and silver mining and production companies, had a distressed year. From June 28, 1996 to March 31, 1997, the XAU fell from 123.76 to 104.12 or 15.87%. The Rydex Precious Metals Fund mimicked the performance of the XAU Index during the period due to a similar weighting of stocks held by the fund as in the index.


                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------

                                                  Total Return
                                                  ------------
                                      Fiscal Year  Since Inception (12-1-93)
                                     ended 3-31-97        to 3-31-97
----------------------------------------------------------------------------
  Precious Metals Fund                  -15.58%             -22.95%
  Philadelphia Stock Exchange
   Gold/Silver Index                    -15.87%             -13.85%
  Standard & Poor's 500 Stock Index      12.90%              63.92%
----------------------------------------------------------------------------

Past performance is no guarantee of future results. The S & P 500 Index and the PSE Gold/Silver Index are unmanaged stock indexes and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

The Rydex U. S. Government Bond Fund

Benchmark: 120% of the price movement of current Long Treasury Bond
Inception: January 3, 1994

  The yield on the 30-year Treasury Bond for the nine months ending March 31, 1997 rose from 6.9% to 7.1% causing bond prices to fall. As a result of the Fund's investment in the 30-year Bond, the Fund ended the period with a total return of -.35%. In addition to purchasing Treasuries, the Fund purchased call options on Treasury Bond futures to increase its exposure to 120% of the price movement of the Treasury Bond.

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------

                                                   Total Return
                                                   ------------
                                       Fiscal Year  Since Inception (1-3-94)
                                      ended 3-31-97        to 3-31-97
----------------------------------------------------------------------------
  U.S. Government Bond Fund              -0.35%              -2.09%
  Price movement of 30 year Treasury
   Bond                                  -4.49%             -13.78%
  Lehman Brothers Long T-Bond Index       2.88%              17.76%
----------------------------------------------------------------------------

Past performance is no guarantee of future results. The Lehman Brothers Long T-Bond Index is an unmanaged bond index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The Price movement of the 30-year Treasury Bond represents a cumulative percentage change in its closing price.

The Juno Fund

Benchmark: Inverse (opposite) of the price movement of current Long Treasury
Bond
Inception: March 3, 1995

  To achieve its objective, Juno attempts to approximate a 100% short position in the Long Treasury Bond. During the fiscal year, the Fund sold Treasury Bond Futures and bought puts on the Treasury Bond Futures traded on the Chicago Board of Trade. Generally, the Treasury Bond Futures will have a high correlation to the 30-year Treasury Bond. For the fiscal year, the price movement on the 30-year Treasury Bond was down 4.49%, while Juno was up 2.81%. Juno's under-performance was due to the fact that the bond futures did not decline as much as the cash bond during the period.


                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------

                                                   Total Return
                                                   ------------
                                       Fiscal Year   Since Inception (3-3-95)
                                       ended 3-31-97        to 3-31-97
-----------------------------------------------------------------------------
  The Juno Fund                            2.81%              -2.64%
  Price movement of 30 year Treasury
   Bond                                   -4.49%               1.27%
  Lehman Brothers Long T-Bond Index        2.88%              20.07%
-----------------------------------------------------------------------------

Past performance is no guarantee of future results. The Lehman Brothers Long T-Bond Index is an unmanaged bond index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. The Price movement of the 30-year Treasury Bond represents a cumulative percentage change in its closing price. Returns are historical and include changes in principal and reinvested dividends and capital gains.

The High Yield Fund

Benchmark: Merrill Lynch High Yield Master Index
Inception: January 3, 1997

  To achieve its objective, the fund attempts to provide investment returns that correspond to the Merrill Lynch High Yield Master Index. The fund invested primarily in below investment grade corporate bonds, commonly known as "junk bonds." Despite a rise in interest rates, the high yield market remains strong as evidenced by default rates that have declined to only 1.5% in 1996. Since the inception of the Fund, the slight decline in high yield bond prices has been offset by the higher coupon interest paid by the issuers of the debt.

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------

                                                  Total Return
                                                  ------------
                                   Fiscal Year ended Since Inception (1-3-97)
                                        3-31-97             to 3-31-97
-----------------------------------------------------------------------------
  High Yield Fund                       -0.03%                -0.03%
  Merrill Lynch High Yield Master
   Index                                 1.22%                 1.22%
-----------------------------------------------------------------------------

Past performance is no guarantee of future results. The Merrill Lynch High Yield Master Index is an unmanaged bond index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.

THE RYDEX U. S. GOVERNMENT MONEY MARKET FUND

  The objective of the Rydex U. S. Government Money Market Fund is to provide security of principal, high current income, and liquidity. To meet its objective, the Fund invested in U. S. Government money market instruments, keeping the Fund's average maturity to a minimum. The low average maturity allowed the Fund to accommodate high turnover while participating in increases in short term interest rates. For the fiscal year, the U. S. Government Money Market Fund posted an average annual total return of 4.39%.

  During the fiscal year ended March 31, 1997, shareholders redeemed $3,597,262,046 from the Nova Fund. A portion of those proceeds received by shareholders represent capital gain distributions in the amount of $10,923,030. In addition, on December 4, 1996, the Nova and OTC Funds paid long-term capital gain distributions of $6,012,731 and $57,883 respectively, to shareholders of record on December 3, 1996. Finally, of the distributions paid by the U.S. Government Bond Fund during the months of January, February, and March 1997, $34,993 represent long-term capital gain distributions. This notification is to meet certain IRS requirements.

IN SUMMARY

  Fiscal Year 1997 provided an eventful and at times volatile market environment for our shareholders. We are pleased with each Fund's performance in light of this market volatility. In the upcoming years, Rydex will seek to develop and implement more innovative products catering to the needs of professional money managers and their clients. As always, if you need information about our Funds or have questions, call us at (800) 820-0888 or
(301) 468-8520.

Sincerely,

/s/ A. P. Viragh

Albert P. (Skip) Viragh
Chairman of the Board

                               RYDEX SERIES TRUST

                                      NOVA

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                        Contracts     (Note 1)
                                                      ----------- ------------
OPTIONS PURCHASED 61.5%
Call Options on:
 S&P 500 Index Expiring May 1997 at 300                     2,000 $ 91,482,000
 S&P 500 Index Expiring June 1997 at 300                    1,000   45,754,000
 S&P 500 Index Expiring July 1997 at 300                    1,145   52,418,100
 S&P 500 Index Expiring July 1997 at 300                    1,000   45,786,000
 S&P 500 Futures Contracts Expiring June 1997 at 600          434   34,405,350
                                                                  ------------
  Total Call Options (Cost $286,782,349)                           269,845,450
                                                                  ------------
                                                      Face Amount
                                                      -----------
U.S. TREASURY OBLIGATIONS 37.4%
U.S. Treasury Bill 4.975% 4/03/97                     $50,000,000   49,986,181
U.S. Treasury Bill 4.98% 4/17/97                       15,000,000   14,966,800
U.S. Treasury Bill 5.22% 5/08/97                       50,000,000   49,731,750
U.S. Treasury Bill 5.20% 6/26/97                       50,000,000   49,378,889
                                                                  ------------
  Total U.S. Treasury Obligations (Cost $164,063,620)              164,063,620
                                                                  ------------
REPURCHASE AGREEMENT 1.1%
Repurchase Agreement collateralized by U.S. Treasury
 Obligations--6.25% 4/01/97 (Note 3)                    4,900,000    4,900,000
                                                                  ------------
  Total Investments 100% (Cost $455,745,969)                      $438,809,070
                                                                  ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      NOVA

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                        Unrealized Loss
                                              Contracts        (Note 1)
                                              --------- ---------------
FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts Expiring June 1997
  (Underlying Face Amount at Market Value
 $23,498,000)                                      62    $   (381,814)
                                                         ============
                                                                 Market
                                                                  Value
                                                               (Note 1)
                                                        ---------------
WRITTEN OPTIONS CONTRACTS
Call Options on:
 S&P Index Expiring May 1997 at 315             2,000      88,506,000
 S&P Index Expiring June 1997 at 315            1,000      44,270,000
 S&P Index Expiring July 1997 at 315            1,000      44,318,000
                                                         ------------
  Total Call Options (Proceeds $184,676,444)             $177,094,000
                                                         ============



See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      URSA

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                        Contracts     (Note 1)
                                                      ----------- ------------
OPTIONS PURCHASED 66.0%
Put Options on:
 S&P 500 Futures Contract Expiring June 1997 at 1000          100 $ 12,100,000
 S&P 500 Futures Contract Expiring June 1997 at 1200           50   11,050,000
                                                                  ------------
  Total Put Options (Cost $19,176,366)                              23,150,000
                                                                  ------------
Call Options on:
 S&P 500 Index Expiring April 1997 at 300                    8000  365,792,000
 S&P 500 Index Expiring May 1997 at 300                      2000   91,482,000
 S&P 500 Index Expiring June 1997 at 300                     7000  320,338,000
 S&P 500 Index Expiring July 1997 at 300                     3000  137,358,000
                                                                  ------------
  Total Call Options (Cost $930,533,500)                           914,970,000
                                                                  ------------
   Total Options Purchased (Cost $949,709,866)                     938,120,000
                                                                  ------------
                                                      Face Amount
                                                      -----------
U.S. TREASURY OBLIGATIONS 26.8%
U.S. Treasury Bill 5.225% 4/17/97                     $40,000,000   39,907,111
U.S. Treasury Bill 5.315% 4/17/97                      40,000,000   39,905,511
U.S. Treasury Bill 5.275% 4/17/97                      25,000,000   24,941,389
U.S. Treasury Bill 4.99% 5/08/97                        3,000,000    2,984,614
U.S. Treasury Bill 4.965% 5/22/97                      50,000,000   49,648,312
U.S. Treasury Bill 5.01% 5/29/97                      100,000,000   99,192,833
U.S. Treasury Bill 5.19% 6/12/97                       75,000,000   74,221,500
U.S. Treasury Bill 5.20% 6/26/97                       50,000,000   49,378,889
                                                                  ------------
  Total U.S. Treasury Obligations (Cost $380,180,159)             $380,180,159
                                                                  ------------


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      URSA

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                Face Amount
                                               ------------
REPURCHASE AGREEMENT 7.2%
Repurchase Agreement Collateralized by U.S.
 Treasury Obligations--6.25% 4/01/97 (Note 3)  $102,900,000 $  102,900,000
                                                            --------------
  Total Investments 100% (Cost $1,432,790,025)              $1,421,200,159
                                                            ==============

---------------------------------------------------------------------------

                                                            Unrealized Gain
                                                  Contracts        (Note 1)
                                                  --------- ---------------
FUTURES CONTRACTS SOLD
S&P 500 Futures Contract Expiring June 1997
 (Underlying Face Amount at Market Value
 $516,198,000)                                         1362 $   24,429,462
                                                            ==============
                                                                     Market
                                                                      Value
                                                  Contracts        (Note 1)
                                                  --------- ---------------
WRITTEN OPTIONS CONTRACTS
Call Options on:
 S&P 500 Index Expiring April 1997 at 320             8,000 $  349,848,000
 S&P 500 Index Expiring May 1997 at 315               2,000     88,506,000
 S&P 500 Index Expiring June 1997 at 315              7,000    309,978,000
 S&P 500 Index Expiring July 1997 at 315              3,000    132,954,000
                                                            --------------
  Total Call Options Written (Proceeds
   $897,128,294)                                            $  881,286,000
                                                            ==============


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                          U.S. GOVERNMENT MONEY MARKET

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                      Face Amount     (Note 1)
                                                      ----------- ------------
FEDERAL AGENCY DISCOUNT NOTES 76.1%
Federal Farm Credit Administration 5.22% 4/08/97      $ 5,000,000 $  4,994,925
Federal Farm Credit Administration 5.24% 4/15/97       10,000,000    9,979,622
Federal Farm Credit Administration 5.24% 4/18/97        7,000,000    6,982,679
Federal Farm Credit Administration 5.21% 4/24/97       10,000,000    9,966,714
Federal Farm Credit Administration 5.57% 5/21/97
 Floating Rate                                         10,000,000    9,999,224
Federal Farm Credit Administration 5.25% 5/30/97       10,000,000    9,913,958
Federal Home Loan Mortgage Corp. 6.45% 4/01/97         20,000,000   20,000,000
Federal Home Loan Mortgage Corp. 5.23% 4/04/97         10,000,000    9,995,642
Federal Home Loan Mortgage Corp. 5.23% 4/10/97         10,000,000    9,986,925
Federal Home Loan Mortgage Corp. 5.36% 4/18/97         10,000,000    9,974,689
Federal Home Loan Mortgage Corp. 5.28% 5/02/97         10,000,000    9,954,533
Federal Home Loan Mortgage Corp. 5.24% 5/12/97         10,000,000    9,940,322
Federal Home Loan Mortgage Corp. 5.30% 6/04/97         10,000,000    9,905,778
Federal Home Loan Mortgage Corp. 5.27% 6/06/97         10,000,000    9,903,383
Federal National Mortgage Assoc. 5.24% 4/09/97         10,000,000    9,988,356
Federal National Mortgage Assoc. 5.23% 5/21/97         10,000,000    9,927,361
Federal National Mortgage Assoc. 5.24% 5/29/97         10,000,000    9,915,578
                                                                  ------------
  Total Federal Agency Discount Notes (Cost
   $171,329,689)                                                   171,329,689
                                                                  ------------
REPURCHASE AGREEMENT 23.9%
Repurchase Agreement Collateralized by U.S. Treasury
 Obligations--
 6.25% 4/01/97 (Note 3)                                53,700,000   53,700,000
                                                                  ------------
  Total Investments 100% (Cost $225,029,689)                      $225,029,689
                                                                  ============


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                OVER-THE-COUNTER

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                           Market
                                            Value
                               Shares    (Note 1)
                               ------ -----------
COMMON STOCKS 57.0%
 Intel Corp.                   68,377 $ 9,512,950
 Microsoft Corp.*              99,990   9,167,833
 Cisco Systems, Inc.*          57,641   2,773,973
 Oracle Corp.*                 55,046   2,122,692
 MCI Communications, Corp.     47,710   1,699,669
 Worldcom, Inc.*               76,715   1,687,730
 Amgen, Inc.*                  22,244   1,242,884
 Dell Computer Corp.*          14,974   1,012,617
 Sun Microsystems, Inc. *      31,786     917,821
 Applied Materials, Inc.*      15,680     727,160
 Tele-Communications, Inc.     50,679     608,148
 Tellabs, Inc.*                16,386     591,944
 Ascend Communications, Inc.*  12,572     512,309
 Republic Industries, Inc.*    14,537     504,252
 Parametric Technology Corp.*  11,136     502,512
 3Com Corp.*                   15,115     495,016
 Costco, Companies, Inc.*      15,995     441,862
 U.S. Robotics Corp.*           7,543     417,694
 BMC Software, Inc.*            8,495     391,832
 Oxford Health Plans, Inc.*     6,420     376,373
 HBO & Company                  7,894     374,965
 Peoplesoft, Inc.*              8,853     354,120
 Adaptec, Inc.*                 9,462     338,267
 Gateway 2000, Inc.*            6,439     329,999
 Qualcomm, Inc.*                5,828     328,554
 Altera Corp*                   7,586     326,198
 ADC Telecommunications Inc.*  11,314     304,064
 Xilinx, Inc.*                  6,042     294,548
 Northwest Airline Corp.*       7,629     287,041
 Novell, Inc.*                 30,073     285,694
 Linear Technology Corp.        6,356     281,253
 Staples, Inc.*                13,968     281,106
 Comcast Corp. Special Class A 16,483     278,151
 Chiron Corp.*                 14,175     264,009
 Sigma Aldrich Corp.            8,142     251,384
 Adobe Systems, Inc.            6,246     250,621
 Nordstrom, Inc.                6,348     240,431
 Nextel Communications, Inc.*  17,624     235,721
 Paychex, Inc.                  5,680     233,590

* Non-Income Producing Securities
See Notes to Financial Statements.

                                                     Market
                                                      Value
                                         Shares    (Note 1)
                                         ------ -----------
 Biogen, Inc.*                            6,163 $   230,342
 Compuware Corp.*                         3,517     220,692
 PACCAR, Inc.                             3,280     218,940
 DSC Communications Corp.*               10,327     216,222
 Cascade Communications, Corp.*           7,940     209,418
 Cintas Corp.                             3,834     202,244
 Stryker Corp.                            8,068     200,692
 Atmel Corp.*                             8,359     200,094
 Starbucks Corporation*                   6,729     199,347
 Fort Howard, Corp.*                      6,235     194,064
 Centocor, Inc.*                          6,273     191,327
 Informix Corp.*                         12,468     188,579
 Tyson Foods, Inc.                        9,670     187,356
 American Greetings, Corp.                5,791     184,950
 McAfee Associates, Inc.*                 4,077     180,407
 Electronics for Imaging, Inc.*           4,493     179,158
 American Power Conversion Corp.*         8,237     178,125
 Apple Computer, Inc.*                    9,236     168,557
 Boston Chicken Inc.*                     5,421     165,341
 Biomet, Inc.                             9,326     157,376
 KLA Instruments, Corp.*                  4,292     156,658
 Worthington Industries, Inc              7,642     146,153
 Genzyme Corp.*                           6,356     143,010
 General Nutrition Companies, Inc.*       6,963     141,001
 Viking Office Products, Inc.*            7,207     139,636
 McCormick & Co., Inc.                    5,580     136,710
 FORE Systems, Inc.*                      8,949     134,235
 Cracker Barrel Old Country Store, Inc.   5,065     132,323
 Autodesk, Inc.                           3,810     118,100
 Electronics Arts, Inc.*                  4,406     117,310
 Fastenal Comp.                           3,233     113,155
 Healthcare COMPARE Corp.*                2,760     112,125
 Intuit, Inc.*                            3,853      89,582
 Sybase, Inc.*                            6,116      85,624
 Adtran, Inc.*                            3,222      80,550
 Paging Network, Inc.*                    8,444      68,608
 Cirrus Logic, Inc.*                      5,443      65,996
 Glenayre Tech., Inc.*                    5,251      51,854
                                                -----------
 Total Common Stocks (Cost $40,137,044)         $47,152,848
                                                -----------

                               RYDEX SERIES TRUST

                                OVER-THE-COUNTER

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                        Contracts    (Note 1)
                                                      ----------- -----------
OPTIONS PURCHASED .0%
Call Option on:
 NASDAQ 100 Expiring April 1997 at 900
  (Cost $6,324)                                                31 $     2,325
                                                                  -----------
                                                      Face Amount
                                                      -----------
U.S. TREASURY OBLIGATIONS 29.9%
U.S. Treasury Bill 5.19% 6/12/97 (Cost $24,740,500)   $25,000,000  24,740,500
                                                                  -----------
REPURCHASE AGREEMENT 13.1%
Repurchase Agreement Collateralized by U.S. Treasury
 Obligations--6.25% 4/01/97 (Note 3)                   10,800,000  10,800,000
                                                                  -----------
  Total Investments 100% (Cost $75,683,868)                       $82,695,673
                                                                  ===========

--------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                           Contracts (Note 1)
                                                           --------- --------
WRITTEN OPTIONS CONTRACTS
Put Options On:
 NASDAQ 100 Expiring April 1997 at 900 (Proceeds $203,450)     31    $308,450
                                                                     ========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                       Market
                                                        Value
                                           Shares     (Note1)
                                          ------- -----------
COMMON STOCKS 82.7%
Mining and Precious Metals Stocks
 Barrick Gold Corp.                       314,573 $ 7,471,109
 Placer Dome, Inc.                        210,354   3,812,666
 Newmont Mining Corp.                      87,261   3,381,373
 Homestake Mining Co.                     128,528   1,943,986
 Santa Fe Pacific Gold Corp.              115,171   1,900,321
 Battle Mountain Gold Co., Class A        197,094   1,305,748
 TVX Gold, Inc.*                          140,582   1,001,647
 Echo Bay Mines, Ltd.                     122,126     809,085
 Getchell Gold Corp*                       11,106     451,181
 Pegasus Gold, Inc.*                       36,018     292,646
 ASA Limited                                8,292     280,892
 Hecla Mining Co.*                         44,144     259,346
 Agnico Eagle Mines, Ltd.                  14,496     164,892
 Trizec Hahn Corp.                          6,443     144,162
 Kinross Gold Corp.*                        8,700      58,725
 Freeport McMoran, Inc., Class A            1,887      55,431
 Engelhard Corp.                            2,438      51,198
 Newmont Gold Corp.                         1,100      44,137
 Cambior, Inc.                              2,908      39,258
 Amax Gold, Inc.*                           4,324      29,187
 Anglo American Gold Investment Co., Ltd.   3,470      24,724
                                                  -----------
  Total Common Stocks (Cost $23,784,737)          $23,521,714
                                                  -----------

* Non-Income Producing Securities
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                        Contracts    (Note 1)
                                                      ----------- -----------
OPTIONS PURCHASED 0.1%
Call Option on:
 XAU Index Expiring April 1997 at 90 (Cost $40,310)           20  $    28,500
                                                                  -----------
                                                      Face Amount
                                                      -----------
REPURCHASE AGREEMENT 17.2%
Repurchase Agreement collateralized by U.S. Treasury
 Obligations--6.25 4/01/97 (Note 3)                   $4,900,000    4,900,000
                                                                  -----------
  Total Investments 100% (Cost $28,725,047)                       $28,450,214
                                                                  ===========


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                       Face Amount   (Note 1)
                                                       ----------- ----------
U.S. TREASURY OBLIGATIONS 89.2%
U.S. Treasury Bond 6.625% due 02/15/2027 (Cost
 $3,061,901)                                           $3,205,000  $3,017,708
                                                                   ----------
                                                         Contracts
                                                       -----------
OPTIONS PURCHASED 2.0%
Call Options On:
 U.S Treasury Bond Futures Contract Expiring June 1997
  at 100
  (Cost $78,271)                                                9      65,109
                                                                   ----------
                                                       Face Amount
                                                       -----------
REPURCHASE AGREEMENT 8.8%
Repurchase Agreement collateralized by U.S. Treasury
 Obligations--6.250% due 4/01/97 (Note 3)              $  300,000     300,000
                                                                   ----------
  Total Investments 100% (Cost $3,440,172)                         $3,382,817
                                                                   ==========




See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      JUNO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                          Market
                                                                           Value
                                                       Contracts        (Note 1)
                                                     ----------- ---------------
OPTIONS PURCHASED 0.8 %
Put Options on:
 U.S. Treasury Bond Futures Contracts Expiring June
  1997 at 130 (Cost $181,380)                                 10   $   227,812
                                                                   -----------
                                                     Face Amount
                                                     -----------
U.S. TREASURY OBLIGATIONS 84.8%
U.S. Treasury Bill 5.20% 6/19/97 (Cost $24,714,722)  $25,000,000    24,714,722
                                                                   -----------
REPURCHASE AGREEMENT 14.4%
Repurchase Agreement collateralized by U.S. Trea-
 sury Obligations--6.25% 4/01/97 (Note 3)              4,200,000     4,200,000
                                                                   -----------
  Total Investments 100% (Cost $29,096,102)                        $29,142,534
                                                                   ===========

--------------------------------------------------------------------------------

                                                                 Unrealized Gain
                                                       Contracts        (Note 1)
                                                     ----------- ---------------
FUTURES CONTRACTS SOLD
U.S. Treasury Bond Futures Contract Expiring June
 1997 (Underlying Face Amount at Market Value
 $27,876,875)                                                260   $   652,603
                                                                   ===========


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                       Market
                                                             Face       Value
                                                           Amount     (Note1)
                                                         -------- -----------
NON-CONVERTIBLE CORPORATE BONDS 98.9%
 Toll Corporation 8.75% due 11/15/2006                   $500,000 $   515,000
 Rogers Cablesystems, LTD 10.0% due 3/15/2005             475,000     491,625
 Telefonica De Argentina SA 11.875% due 11/01/2004        400,000     452,000
 Hovnanian K Enterprise 11.25% due 4/15/2002              425,000     444,125
 AMF Group, Inc. 10.875% due 3/15/2006                    400,000     424,000
 Healthsouth Rehabilitation Corporation 9.50% due
  4/01/2001                                               400,000     418,000
 U.S. Air, Inc. 10.0% due 7/01/2003                       400,000     403,500
 Jones Intercable, Inc. 10.50% due 3/01/2008              350,000     379,750
 Westminister Resources, LTD. 11.0% due 3/15/2007         350,000     346,500
 Grupo Televisa, S.A. 11.875% due 5/15/2006               300,000     321,000
 Smiths Food and Drug Centers 11.25% due 5/15/2007        275,000     301,125
 Dominick's Finer Foods, Inc. 10.875% due 5/01/2005       275,000     295,625
 Titan Wheel International, Inc. 8.75% due 4/01/2007      300,000     295,500
 Northwest Airlines Corporation 8.70% due 3/15/2007       300,000     295,125
 Hollinger International Publishing, Inc. 8.625% due
  3/15/2005                                               300,000     291,000
 Grand Union Company 12.0% due 9/01/2004                  275,000     270,188
 Rohr, Inc. 11.625% due 5/15/2003                         250,000     268,750
 YPF, SA Sociedad Anomina 8.0% due 2/15/2004              275,000     264,000
 Brown Group, Inc. 9.50% due 10/15/2006                   250,000     257,500
 Borg-Warner Security CP 9.625% due 3/15/2007*            250,000     245,000
 BankUnited Capital Trust 10.25% due 12/31/2026*          250,000     244,375
 Century Communications 9.75% due 2/15/2002               200,000     201,000
 Grand Casinos, Inc. 10.125% due 12/01/2003               200,000     196,500
 Cliffs Drilling Company 10.25% due 5/15/2003             150,000     154,500
 Chesapeake Energy Corporation 8.50% due 3/15/2012*       150,000     141,750
 Kaufman and Broad Home Corporation 9.375% due 5/01/2003  140,000     140,700
 Allbrighton Communications, Co. 9.75% due 11/30/2007     150,000     139,500
 ACME Metals, Inc. 12.50% due 8/1/2002                    125,000     132,500
 Westpoint Stevens, Inc. 9.375% due 12/15/2005            130,000     130,000
 Lenfest Communications, Inc. 8.375% due 11/01/2005       125,000     113,750

* Issued Under Rule 144A.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                         Market
                                                               Face       Value
                                                             Amount     (Note1)
                                                           -------- -----------
NON-CONVERTIBLE CORPORATE BONDS (CONTINUED)
 NL Industries, Inc. 11.75% due 10/15/2003                 $100,000 $   105,000
 Noble Drilling Corporation 9.125% due 7/01/2006            100,000     105,000
 American Standard 9.875% due 6/01/2001                     100,000     104,000
 Motors and Gears, Inc. 10.75% due 11/15/2006*              100,000     102,500
 Comcast Corporation 9.375% due 5/15/2005                   100,000     100,000
 Weirton Steel Corporation 10.75% due 6/01/2005             100,000     100,000
 Wilshire Financial Services Group, Inc. 13.0% due
  1/01/2004                                                 100,000     100,000
 360 Communications Company 7.125% due 3/01/2003            100,000      97,636
 Cleveland Electric Illuminating 7.375% due 6/01/2003       100,000      97,011
 Transportacion Maritima Mex-Sp 10.0% due 11/15/2006        100,000      96,000
 Dotmar, Inc. 9.50% due 8/01/2016                            75,000      76,500
 Fort Howard Corporation 8.25% due 2/01/2002                 75,000      74,625
 United Airlines, Inc. 9.75% due 8/15/2021                   50,000      57,296
 Dime Bancorp, Inc. 10.50% due 11/15/2005                    50,000      53,750
 Chiquita Brands International, Inc. 9.625% due 1/15/2004    50,000      50,750
 Digital Equipment Corporation 8.625% due 11/01/2012         50,000      49,162
 Cablevision Systems Corporation 9.875% due 5/15/2006        50,000      49,000
 Tenet Healthcare Corporation 8.625% due 1/15/2007           50,000      48,750
 Paging Network 8.875% due 2/01/2006                         50,000      42,500
 Gulf Canada Resources, LTD. 9.25% due 1/15/2004             25,000      25,750
 Falcon Drilling Company 8.875% due 3/15/2003                25,000      25,250
 Rogers Cantel, Inc. 9.375% due 6/01/2008                    25,000      25,250
 Exide Corporation 10.0% due 4/15/2005                       25,000      25,000
                                                                    -----------
  Total Non Convertible Corporate Bonds (Cost $10,394,343)           10,184,618
                                                                    -----------
                                                             Shares
                                                           --------
COMMON STOCKS 1.1%
Colonial Downs Holdings--CL A
 Total Common Stocks (Cost $142,500)                         15,000     110,625
                                                                    -----------
  Total Investments 100% (Cost $10,536,843)                         $10,295,243
                                                                    ===========

* Issued Under Rule 144A.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                                           U.S.
                                                                     Government
                                                                          Money
                                          Nova Fund      Ursa Fund  Market Fund
                                      ------------- -------------- ------------
ASSETS
 Securities at Value (Note 1)--See
  Accompanying Schedules              $ 438,809,070 $1,421,200,159 $225,029,689
 Receivable for Securities Sold           3,587,090              0            0
 Receivable for Futures Contracts
  Settlement                                      0     10,824,067            0
 Premium Receivable for Written
  Options                                45,628,379    136,885,137            0
 Investment Income Receivable                   851         17,865       66,655
 Cash in Custodian Bank                   1,534,564      1,585,341            0
 Cash on Deposit with Broker                      0      4,902,000            0
 Receivable for Shares Purchased          6,414,030     50,065,095   71,949,632
 Unamortized Organization Costs (Note
  1)                                         44,593         29,002       15,670
 Other Assets                                35,164         31,632       19,387
                                      ------------- -------------- ------------
  Total Assets                          496,053,741  1,625,540,298  297,081,033
                                      ------------- -------------- ------------
LIABILITIES
 Payable for Securities Purchased        47,101,100    141,303,300            0
 Payable for Futures Contracts
  Settlement                              3,015,926              0            0
 Written Options at Market Value        177,094,000    881,286,000            0
 Payable for Shares Redeemed             86,606,344     20,312,982   13,193,742
 Dividends Payable                                0              0       66,402
 Investment Advisory Fee Payable            213,155        256,299       89,755
 Cash Balance Due at Custodian Bank               0              0      120,312
 Transfer Agent Fee Payable                  72,850         71,194       41,318
 Other Liabilities                           20,668         23,011       16,678
                                      ------------- -------------- ------------
  Total Liabilities                     314,124,043  1,043,252,786   13,528,207
                                      ------------- -------------- ------------
NET ASSETS                            $ 181,929,698 $  582,287,512 $283,552,826
                                      ============= ============== ============
Shares Outstanding                       10,168,541     82,961,214  283,553,279
                                      ============= ============== ============
Net Asset Value Per Share                    $17.89          $7.02        $1.00
                                             ======          =====        =====

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                            Over-the-    Precious       U.S.
                              Counter      Metals Government              High Yield
                                 Fund        Fund  Bond Fund   Juno Fund        Fund
                         ------------ ----------- ---------- ----------- -----------
ASSETS
 Securities at Value
  (Note 1)--See
  Accompanying Schedules $ 82,695,673 $28,450,214 $3,382,817 $29,142,534 $10,295,243
 Receivable for
  Securities Sold          54,285,578   6,608,531          0           0   1,688,127
 Receivable for Futures
  Contracts Settlement              0           0          0      44,147           0
 Receivable from Advisor            0           0      9,821           0       9,018
 Investment Income
  Receivable                    7,123       1,468     26,447         729     254,219
 Cash in Custodian Bank        85,640      34,673     62,691      96,558      28,835
 Cash on Deposit with
  Broker                    1,077,095     161,191          0     763,746           0
 Receivable for Shares
  Purchased                 2,936,807   1,601,832  1,313,622   2,771,542           0
 Unamortized
  Organization Costs
  (Note 1)                      8,650      11,975      7,275      19,780      41,605
 Other Assets                  13,579       1,146      1,080       1,893         775
                         ------------ ----------- ---------- ----------- -----------
  Total Assets            141,110,145  36,871,030  4,803,753  32,840,929  12,317,822
                         ------------ ----------- ---------- ----------- -----------
LIABILITIES
 Payable for Securities
  Purchased                26,999,194     797,298    451,154           0      54,499
 Written Options at
  Market Value                308,450           0          0           0           0
 Payable for Shares
  Redeemed                 61,403,277  12,363,693    886,088     225,459   1,683,290
 Dividends Payable                  0           0    133,739           0       2,812
 Investment Advisory Fee
  Payable                      60,885      10,175      4,232      21,625           0
 Transfer Agent Fee
  Payable                      17,412       4,645      1,694       6,007       1,458
 Organization Expense
  Payable to Advisor                0           0          0           0      43,795
 Other Liabilities             42,729      15,080     25,194      10,573      14,297
                         ------------ ----------- ---------- ----------- -----------
  Total Liabilities        88,831,947  13,190,891  1,502,101     263,664   1,800,151
                         ------------ ----------- ---------- ----------- -----------
NET ASSETS               $ 52,278,198 $23,680,139 $3,301,652 $32,577,265 $10,517,671
                         ============ =========== ========== =========== ===========
Shares Outstanding          2,916,375   3,099,090    387,336   3,362,339   1,071,787
                         ============ =========== ========== =========== ===========
Net Asset Value Per
 Share                         $17.93       $7.64      $8.52       $9.69       $9.81
                               ======       =====      =====       =====       =====

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                     Period Ended March 31, 1997

--------------------------------------------------------------------------------

                                                                            U.S.
                                                                      Government
                                                                           Money
                                           Nova Fund      Ursa Fund  Market Fund
                                        ------------  -------------  -----------
INVESTMENT INCOME
 Interest                               $  9,349,185  $  10,454,328  $7,080,216
                                        ------------  -------------  ----------
  Total Income                             9,349,185     10,454,328   7,080,216
                                        ------------  -------------  ----------
EXPENSES
 Advisory Fees (Note 4)                    1,812,740      2,070,135     671,957
 Transfer Agent Fees (Note 4)                606,411        575,038     268,855
 Audit and Outside Services                   74,791         71,771      44,813
 Accounting Fees (Note 4)                     80,757         78,563      60,841
 Legal                                        93,036        109,715      64,866
 Organizational Expenses                      26,167         12,415       6,664
 Registration Fees                            38,662         46,120      40,026
 Custodian Fees                               58,097         57,786       7,343
 Miscellaneous                                86,250        114,097      74,815
                                        ------------  -------------  ----------
  Total Expenses                           2,876,911      3,135,640   1,240,180
  Custodian Fees Paid Indirectly (Note
   5)                                         54,497         54,099       3,537
                                        ------------  -------------  ----------
  Net Expenses                             2,822,414      3,081,541   1,236,643
                                        ------------  -------------  ----------
Net Investment Income                      6,526,771      7,372,787   5,843,573
                                        ------------  -------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
 Investment Securities                    51,932,123    185,394,425           0
 Written Options                         (28,858,102)  (189,862,783)          0
 Futures Contracts                        16,491,572    (63,032,110)          0
                                        ------------  -------------  ----------
  Total Net Realized Gain (Loss)          39,565,593    (67,500,468)          0
Net Change in Unrealized Appreciation
 (Depreciation)
 On Investments, Options and Futures
  Contracts                              (12,688,383)    27,690,198           0
                                        ------------  -------------  ----------
 Net Gain (Loss) on Investments           26,877,210    (39,810,270)          0
                                        ------------  -------------  ----------
Net Increase (Decrease) in Net Assets
 from Operations                        $ 33,403,981  $ (32,437,483) $5,843,573
                                        ============  =============  ==========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                     Period Ended March 31, 1997

--------------------------------------------------------------------------------

                           Over-the-     Precious        U.S.                   High
                             Counter       Metals  Government                  Yield
                                Fund         Fund   Bond Fund   Juno Fund       Fund
                         -----------  -----------  ---------- -----------  ---------
INVESTMENT INCOME
 Interest                $ 1,273,988  $   151,322   $468,977  $   740,291  $ 158,101
 Dividends                   125,692      206,863          0            0          0
                         -----------  -----------   --------  -----------  ---------
  Total Income             1,399,680      358,185    468,977      740,291    158,101
                         -----------  -----------   --------  -----------  ---------
EXPENSES
 Distribution Fees                 0            0          0            0      4,432
 Advisory Fees (Note 4)      775,607      185,396     35,394      130,573      8,131
 Transfer Agent Fees
  (Note 4)                   205,328       49,439     14,158       36,374      2,168
 Audit and Outside
  Services                    41,984       19,258     12,661       11,737      9,960
 Accounting Fees (Note
  4)                          45,669       26,285     14,442       16,731      1,667
 Legal                        33,688       11,103      4,282        6,193        173
 Organizational
  Expenses                     3,702        5,124      3,115        5,072      2,190
 Registration Fees            16,698       10,356     11,937       13,895        116
 Custodian Fees              117,702       23,531      5,651        5,724      2,323
 Miscellaneous                75,111       36,647      6,861        5,309          0
                         -----------  -----------   --------  -----------  ---------
  Total Expenses           1,315,489      367,139    108,501      231,608     31,160
  Custodian Fees Paid
   Indirectly (Note 5)         1,442        1,709      1,866        2,124        315
  Less Expenses
   Reimbursed by
   Investment Advisor              0        7,245          0            0     14,487
                         -----------  -----------   --------  -----------  ---------
  Net Expenses             1,314,047      358,185    106,635      229,484     16,358
                         -----------  -----------   --------  -----------  ---------
Net Investment Income         85,633            0    362,342      510,807    141,743
                         -----------  -----------   --------  -----------  ---------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain
 (Loss) on:
 Investment Securities    18,582,010  (10,519,765)  (364,110)     (34,902)   (95,444)
 Written Options              52,685        5,751
 Futures Contracts                 0            0    211,629   (1,158,173)         0
                         -----------  -----------   --------  -----------  ---------
  Total Net Realized
   Gain (Loss)            18,634,695  (10,514,014)  (152,481)  (1,193,075)   (95,444)
Net Change in
 Unrealized
 Appreciation
 (Depreciation)
 on Investments,
 Options and
 Futures Contracts          (676,120)   2,142,579   (254,243)   1,086,638   (241,600)
                         -----------  -----------   --------  -----------  ---------
 Net Gain (Loss) on
  Investments             17,958,575   (8,371,435)  (406,724)    (106,437)  (337,044)
                         -----------  -----------   --------  -----------  ---------
Net Increase (Decrease)
 in Net Assets from
 Operations              $18,044,208  ($8,371,435)  ($44,382) $   404,370  ($195,301)
                         ===========  ===========   ========  ===========  =========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  Nova Fund                  Ursa Fund
                          -------------------------- --------------------------
                          Period Ended    Year Ended Period Ended    Year Ended
                             March 31,      June 30,    March 31,      June 30,
                                  1997          1996         1997          1996
                          ------------  ------------ ------------  ------------
From Investment
 Activities
 Net Investment Income    $  6,526,771  $  4,179,165 $  7,372,787  $  6,011,770
 Net Realized Gain
  (Loss) on Investments     39,565,593    22,094,745  (67,500,468)  (36,517,831)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation) of
  Investments              (12,688,383)    2,685,556   27,690,198     3,161,168
                          ------------  ------------ ------------  ------------
 Net Increase (Decrease)
  in Net Assets from
  Operations                33,403,981    28,959,466  (32,437,483)  (27,344,893)
                          ------------  ------------ ------------  ------------
Distributions to
 Shareholders
 From Net Investment
  Income (Note 1)                    0             0     (752,816)            0
 From Realized Gain on
  Investments               (6,012,731)            0            0             0
Net Increase (Decrease)
 in Net Assets from
 Shares Transactions
 (Note 8)                  (70,002,669)  132,666,112  422,924,543    92,269,466
                          ------------  ------------ ------------  ------------
 Net Increase (Decrease)
  in Net Assets            (42,611,419)  161,625,578  389,734,244    64,924,573
                          ------------  ------------ ------------  ------------
NET ASSETS--Beginning of
 Period                    224,541,116    62,915,538  192,553,268   127,628,695
                          ------------  ------------ ------------  ------------
NET ASSETS--End of
 Period                   $181,929,697  $224,541,116 $582,287,512  $192,553,268
                          ============  ============ ============  ============


See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                U.S. Government                  Over-the-
                               Money Market Fund                Counter Fund
                          ----------------------------  ----------------------------
                           Period Ended     Year Ended    Period Ended    Year Ended
                          March 31,1997   June 30,1996  March 31, 1997 June 30, 1996
                          -------------  -------------  -------------- -------------
From Investment
 Activities
 Net Investment Income    $  5,843,573   $   7,459,832   $     85,633  $    304,516
 Net Realized Gain on
  Investments                        0             467     18,634,695     7,408,632
 Net Change in
  Unrealized
  Depreciation of
  Investments                        0               0       (676,120)     (894,564)
                          ------------   -------------   ------------  ------------
 Net Increase in Net
  Assets Resulting from
  Operations                 5,843,573       7,460,299     18,044,208     6,818,584
                          ------------   -------------   ------------  ------------
Distributions to
 Shareholders
 From Net Investment
  Income (Note 1)           (5,799,436)     (7,466,933)      (522,552)            0
 From Realized Gain on
  Investments                        0            (467)       (57,883)   (1,826,446)
Net Increase (Decrease)
 in Net Assets Resulting
 from Shares
 Transactions (Note 8)     129,584,142    (130,266,747)   (13,901,489)  (18,223,812)
                          ------------   -------------   ------------  ------------
 Net Increase (Decrease)
  in Net Assets            129,628,279    (130,273,848)     3,562,284   (13,231,674)
                          ------------   -------------   ------------  ------------
NET ASSETS--Beginning of
 Period                    153,924,547     284,198,395     48,715,914    61,947,588
                          ------------   -------------   ------------  ------------
NET ASSETS--End of
 Period                   $283,552,826   $ 153,924,547   $ 52,278,198  $ 48,715,914
                          ============   =============   ============  ============

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Precious Metals              U.S. Government
                                      Fund                      Bond Fund
                          ---------------------------- ----------------------------
                            Period Ended    Year Ended  Period Ended     Year Ended
                          March 31, 1997 June 30, 1996 March 31,1997  June 30, 1996
                          -------------- ------------- -------------  -------------
From Investment
 Activities
 Net Investment Income
  (Loss)                   $          0   $    (3,434) $    362,342    $   882,912
 Net Realized Gain
  (Loss) on Investments     (10,514,014)    2,288,270      (152,481)      (103,013)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation) of
  Investments                 2,142,579    (6,585,369)     (254,243)       188,414
                           ------------   -----------  ------------    -----------
 Net Increase (Decrease)
  in Net Assets from
  Operations                 (8,371,435)   (4,300,533)      (44,382)       968,313
                           ------------   -----------  ------------    -----------
Distributions to
 Shareholders
 From Net Investment
  Income (Note 1)                     0             0      (362,881)      (885,787)
 From Realized Gain on
  Investments                         0             0             0       (243,678)
Net Increase (Decrease)
 in Net Assets from
 Shares Transactions
 (Note 8)                    (4,521,996)       13,022   (14,622,230)    15,900,788
                           ------------   -----------  ------------    -----------
 Net Increase (Decrease)
  in Net Assets             (12,893,431)   (4,287,511)  (15,029,493)    15,739,636
                           ------------   -----------  ------------    -----------
NET ASSETS--Beginning of
 Period                      36,573,570    40,861,081    18,331,145      2,591,509
                           ------------   -----------  ------------    -----------
NET ASSETS--End of
 Period                    $ 23,680,139   $36,573,570  $  3,301,652    $18,331,145
                           ============   ===========  ============    ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    High Yield
                                              Juno Fund                   Fund
                                     --------------------------- -------------
                                      Period Ended    Year Ended  Period Ended
                                     March 31,1997 June 30, 1996 March 31,1997
                                     ------------- ------------- -------------
From Investment Activities
 Net Investment Income                $   510,807   $   710,596   $   141,743
 Net Realized Loss on Investments      (1,193,075)   (1,855,288)      (95,444)
 Net Change in Unrealized
  Appreciation (Depreciation) of
  Investments                           1,086,638      (397,053)     (241,600)
                                      -----------   -----------   -----------
 Net Increase (Decrease) in Net
  Assets from Operations                  404,370    (1,541,745)     (195,301)
                                      -----------   -----------   -----------
Distributions to Shareholders
 From Net Investment Income (Note 1)      (61,626)            0      (141,743)
Net Increase in Net Assets from
 Shares Transactions (Note 8)          13,374,908    16,100,047    10,854,715
                                      -----------   -----------   -----------
 Net Increase in Net Assets            13,717,652    14,558,302    10,517,671
                                      -----------   -----------   -----------
NET ASSETS--Beginning of Period        18,859,613     4,301,311             0
                                      -----------   -----------   -----------
NET ASSETS--End of Period             $32,577,265   $18,859,613   $10,517,671
                                      ===========   ===========   ===========


See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 Nova Fund
                                    -----------------------------------------
                                       Period         Year     Year    Period
                                        Ended        Ended    Ended     Ended
                                    March 31,     June 30, June 30,  June 30,
                                         1997         1996     1995     1994*
                                    ---------     -------- --------  --------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
 PERIOD                             $  15.68      $  11.81 $  9.77   $  10.01
                                    --------      -------- -------   --------
 Net Investment Income                   .35           .56     .28        .01
 Net Realized and Unrealized Gains
  (Losses) on Securities                2.19          3.31    2.88       (.25)
                                    --------      -------- -------   --------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                            2.54          3.87    3.16       (.24)
 Dividends to Shareholders from Net
  Investment Income                      .00           .00    (.29)       .00
 Distributions to Shareholders from
  Net Realized Capital Gain             (.33)          .00    (.83)       .00
                                    --------      -------- -------   --------
 Net Increase (Decrease) in Net
  Asset Value                           2.21          3.87    2.04       (.24)
                                    --------      -------- -------   --------
NET ASSET VALUE--END OF PERIOD      $  17.89      $  15.68 $ 11.81   $   9.77
                                    ========      ======== =======   ========
TOTAL INVESTMENT RETURN               20.92%**      32.77%  32.65%    (2.47)%
RATIOS TO AVERAGE NET ASSETS
 Net Expenses                          1.16%**++     1.31%   1.43%      1.73%**
 Net Investment Income                 2.69%**       3.14%   2.62%      1.05%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***               0%            0%      0%         0%
 Net Assets, End of Period (000's
  omitted)                          $181,930      $224,541 $62,916   $ 77,914

+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
++ The annualized ratio of gross expenses to average net assets is 1.19%.
 *Commencement of Operations: July 12, 1993--Nova Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Ursa Fund
                                --------------------------------------------
                                   Period          Year       Year    Period
                                    Ended         Ended      Ended     Ended
                                March 31,      June 30,   June 30,  June 30,
                                     1997          1996       1995     1994*
                                ---------     ---------  ---------  --------
PER SHARE OPERATING
 PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
 PERIOD                         $   7.55      $    8.79  $   10.54  $  10.00
                                --------      ---------  ---------  --------
 Net Investment Income               .17            .30        .35       .01
 Net Realized and Unrealized
  Gains (Losses) on Securities      (.68)         (1.54)     (1.78)      .53
                                --------      ---------  ---------  --------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                        (.51)         (1.24)     (1.43)      .54
 Dividends to Shareholders from
  Net Investment Income             (.02)           .00       (.32)      .00
                                --------      ---------  ---------  --------
 Net Increase (Decrease) in Net
  Asset Value                       (.53)         (1.24)     (1.75)      .54
                                --------      ---------  ---------  --------
NET ASSET VALUE--END OF PERIOD  $   7.02      $    7.55  $    8.79  $  10.54
                                ========      =========  =========  ========
TOTAL INVESTMENT RETURN          (8.98)%**     (14.11)%   (14.08)%    10.89%
RATIOS TO AVERAGE NET ASSETS
 Net Expenses                      1.34%**++      1.39%      1.39%     1.67%**
 Net Investment Income             3.21%**        3.38%      3.50%     1.43%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***           0%             0%         0%        0%
 Net Assets, End of Period
  (000's omitted)               $582,288      $ 192,553  $ 127,629  $110,899

+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
++ The annualized ratio of gross expenses to average net assets is 1.36%.
* Commencement of Operations: January 7, 1994--Ursa Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova, Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     U.S. Government Money Market Fund
                                    ------------------------------------------
                                       Period         Year      Year    Period
                                        Ended        Ended     Ended     Ended
                                    March 31,     June 30,  June 30,  June 30,
                                         1997         1996      1995     1994*
                                    ---------     --------  --------  --------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
 PERIOD                             $   1.00      $   1.00  $   1.00  $  1.00
                                    --------      --------  --------  -------
 Net Investment Income                   .03           .04       .04      .01
 Net Realized and Unrealized Gains
  on Securities                          .00           .00       .00      .00
                                    --------      --------  --------  -------
 Net Increase in Net Asset Value
  Resulting from Operations              .03           .04       .04      .01
 Dividends to Shareholders from Net
  Investment Income                     (.03)         (.04)     (.04)    (.01)
                                    --------      --------  --------  -------
 Net Increase in Net Asset Value         .00           .00       .00      .00
                                    --------      --------  --------  -------
NET ASSET VALUE--END OF PERIOD      $   1.00      $   1.00  $   1.00  $  1.00
                                    ========      ========  ========  =======
TOTAL INVESTMENT RETURN                4.39%**       4.60%     4.43%    2.47%
RATIOS TO AVERAGE NET ASSETS
 Net Expenses                          0.86%**++     0.99%     0.89%    1.16%**
 Net Investment Income                 4.06%**       4.18%     4.23%    2.34%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***               0%            0%        0%       0%
 Net Assets, End of Period (000's
  omitted)                          $283,553      $153,925  $284,198  $88,107

+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
++ The annualized ratio of gross expenses to average net assets is .86%.
* Commencement of Operations: December 3, 1993--U.S. Government Money Market
  Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Over-the-Counter Fund
                                   ------------------------------------------
                                      Period         Year      Year    Period
                                       Ended        Ended     Ended     Ended
                                   March 31,     June 30,  June 30,  June 30,
                                        1997         1996      1995     1994*
                                   ---------     --------  --------  --------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
 PERIOD                            $  15.16      $  12.22  $   8.76  $  10.00
                                   --------      --------  --------  --------
 Net Investment Income                  .01           .06       .14       .01
 Net Realized and Unrealized Gains
  (Losses) on Securities               2.84          3.24      4.17     (1.25)
                                   --------      --------  --------  --------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                           2.85          3.30      4.31     (1.24)
 Dividends to Shareholders from
  Net Investment Income                (.07)          .00      (.12)      .00
 Distributions to Shareholders
  from Net Realized Capital Gain       (.01)         (.36)     (.73)      .00
                                   --------      --------  --------  --------
 Net Increase (Decrease) in Net
  Asset Value                          2.77          2.94      3.46     (1.24)
                                   --------      --------  --------  --------
NET ASSET VALUE--END OF PERIOD     $  17.93      $  15.16  $  12.22  $   8.76
                                   ========      ========  ========  ========
TOTAL INVESTMENT RETURN              24.77%**      26.44%    49.00%  (30.17)%
RATIOS TO AVERAGE NET ASSETS
 Net Expenses                         1.27%**++     1.33%     1.41%     1.97%**
 Net Investment Income                0.08%**       0.44%     1.34%     1.69%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***        1140.35%      2578.56%  2241.00%  1171.00%
 Net Assets, End of Period (000's
  omitted)                         $ 52,278      $ 48,716  $ 61,948  $ 30,695

+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
++ The annualized ratio of gross expenses to average net assets is 1.27%.
* Commencement of Operations: February 14, 1994--Over-the-Counter Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Precious Metals Fund
                              -----------------------------------------------
                                 Period           Year       Year      Period
                                  Ended          Ended      Ended       Ended
                              March 31,       June 30,   June 30,    June 30,
                                   1997           1996       1995       1994*
                              ---------     ---------- ----------  ----------
PER SHARE OPERATING
 PERFORMANCE:+
NET ASSET VALUE--BEGINNING
 OF PERIOD                    $   9.05      $     8.73 $     8.29  $    10.00
                              --------      ---------- ----------  ----------
 Net Investment Income             .00             .00        .10         .01
 Net Realized and Unrealized
  Gains (Losses) on
  Securities                     (1.41)            .32        .43       (1.72)
                              --------      ---------- ----------  ----------
 Net Increase (Decrease) in
  Net Asset Value Resulting
  from Operations                (1.41)            .32        .53       (1.71)
 Dividends to Shareholders
  from Net Investment Income       .00             .00       (.09)        .00
                              --------      ---------- ----------  ----------
 Net Increase (Decrease) in
  Net Asset Value                (1.41)            .32        .44       (1.71)
                              --------      ---------- ----------  ----------
NET ASSET VALUE--END OF
 PERIOD                       $   7.64      $     9.05 $     8.73  $     8.29
                              ========      ========== ==========  ==========
TOTAL INVESTMENT RETURN       (20.77)%**         3.67%      6.21%    (29.27)%
RATIOS TO AVERAGE NET ASSETS
 Net Expenses                    1.45%**++       1.33%      1.38%       2.06%**
 Net Investment Income           0.00%**       (0.01)%      1.15%       1.23%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***    743.33%       1,036.37%  1,765.00%   2,728.00%
 Average Commission Rate
  Paid****                       .0101          0.0151        --          --
 Net Assets, End of Period
  (000's omitted)             $ 23,680      $   36,574 $   40,861  $    1,526

+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
++ The annualized ratio of gross expenses to average net assets is 1.49%.
* Commencement of Operations: December 1, 1993--Precious Metals Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.
**** For fiscal years beginning on or after September 1, 1995, the fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       U.S. Government Bond Fund
                                ----------------------------------------------
                                   Period         Year        Year      Period
                                    Ended        Ended       Ended       Ended
                                March 31,     June 30,    June 30,    June 30,
                                     1997         1996        1995       1994*
                                ---------     --------  ----------  ----------
PER SHARE OPERATING
 PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
 PERIOD                         $   8.97      $   9.55  $     8.24  $    10.00
                                --------      --------  ----------  ----------
 Net Investment Income               .34           .46         .39         .02
 Net Realized and Unrealized
  Gains (Losses) on Securities      (.45)         (.45)       1.17       (1.76)
                                --------      --------  ----------  ----------
 Net Increase (Decrease) in
  Net Asset Value Resulting
  from Operations                   (.11)          .01        1.56       (1.74)
 Dividends to Shareholders
  from Net Investment Income        (.34)         (.46)       (.25)       (.02)
 Distributions to Shareholders
  from Net Realized Capital
  Gain                               .00          (.13)        .00         .00
                                --------      --------  ----------  ----------
 Net Increase (Decrease) in
  Net Asset Value                   (.45)         (.58)       1.31       (1.76)
                                --------      --------  ----------  ----------
NET ASSET VALUE--END OF PERIOD  $   8.52      $   8.97  $     9.55  $     8.24
                                ========      ========  ==========  ==========
TOTAL INVESTMENT RETURN          (0.46)%**     (1.48)%      18.97%    (32.63)%
RATIOS TO AVERAGE NET ASSETS
 Net Expenses                      1.49%**++     1.26%       2.26%       3.05%**
 Net Investment Income             5.06%**       4.73%       4.64%       3.39%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***      962.17%       780.30%   3,452.59%   1,290.00%
 Net Assets, End of Period
  (000's omitted)               $  3,302      $ 18,331  $    2,592  $    1,564

+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
++ The annualized ratio of gross expenses to average net assets is 1.51%.
* Commencement of Operations: January 3, 1994--U.S.Government Bond Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova, Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------

-------------------------------------------------------------------------

                                                      Juno Fund
                                           ------------------------------
                                              Period        Year   Period
                                               Ended       Ended    Ended
                                           March 31,    June 30, June 30,
                                                1997        1996    1995*
                                           ---------    -------- --------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD        $  9.47     $  9.08  $  10.00
                                            -------     -------  --------
 Net Investment Income                          .25         .34       .14
 Net Realized and Unrealized Gains
  (Losses) on Securities                        .00         .05     (1.06)
                                            -------     -------  --------
 Net Increase (Decrease) in Net Asset
  Value Resulting from Operations               .25         .39      (.92)
 Dividends to Shareholders from Net
  Investment Income                            (.03)        .00       .00
                                            -------     -------  --------
 Net Increase (Decrease) in Net Asset
  Value                                         .22         .39      (.92)
                                            -------     -------  --------
NET ASSET VALUE--END OF PERIOD              $  9.69     $  9.47  $   9.08
                                            =======     =======  ========
TOTAL INVESTMENT RETURN                       3.75%**     4.30%   (9.20)%
RATIOS TO AVERAGE NET ASSETS
 Net Expenses                                 1.58%**++   1.64%     1.50%**
 Net Investment Income                        3.51%**     3.63%     1.32%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                   0.00%       0.00%     0.00%
 Net Assets, End of Period (000's omitted)  $32,577     $18,860  $  4,301

+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
++ The annualized ratio of gross expenses to average net assets is 1.60%.
* Commencement of Operations: March 3, 1995--Juno Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               High Yield
                                                                    Fund*
                                                           --------------
                                                                   Period
                                                                    Ended
                                                           March 31, 1997
                                                           --------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD                          $  10.00
                                                              --------
 Net Investment Income                                             .19
 Net Realized and Unrealized Loss on Securities                   (.36)
                                                              --------
 Net Decrease in Net Asset Value Resulting from Operations        (.17)
 Dividends to Shareholders from Net Investment Income             (.02)
                                                              --------
 Net Decrease in Net Asset Value                                  (.19)
                                                              --------
NET ASSET VALUE--END OF PERIOD                                $   9.81
                                                              ========
TOTAL INVESTMENT RETURN**                                      (0.12)%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                                         .99%++
 Net Investment Income                                           8.57%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                    763.11%
 Net Assets, End of Period (000's omitted)                    $ 10,518

+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
++ The annualized ratio of gross expenses to average net assets is 1.88%.
* Commencement of Operations: January 3, 1997--High Yield Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova, Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the Trust) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of nine separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund, the Juno Fund, the Institutional Money Market Fund and the High Yield Fund. The financial statements include eight of the separate series except the Institutional Money Market Fund. The accompanying significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

The Trust changed its fiscal year end from June 30 to March 31. These statements reflect nine months of financial activity.

A. Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Security and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees of the Trust.

B. Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

C. Net investment income is computed, and dividends are declared daily in the U.S. Government Money Market Fund, the Institutional Money Market Fund, the U.S. Government Bond Fund, and the High Yield Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed monthly in the U.S. Government Money Market Fund and the Institutional Money Market Fund.

D. When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Futures contracts and written options involve to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

I. Costs incurred by the Trust in connection with its organization and registration have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the Trust commenced its investment activities.

J. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

2. OPERATING POLICIES

The Trust, which includes nine separate funds, utilizes futures contracts, options, and options on futures contracts in order to meet the specific investment objectives of the individual funds.

The Nova Fund, which is designed to provide total returns over time that are superior to the Standard and Poor's 500 Composite Stock Price Index ("S&P 500") invests primarily in futures on the S&P 500 index and options on those futures in order to correlate its return with an amount approximately 150% of the performance of the S&P 500. The Ursa Fund primarily sells futures contracts and buys options on futures contracts in furtherance of its investment objective to inversely correlate the S&P 500. The Precious Metals Fund seeks capital appreciation. It buys primarily equity securities and purchases call options and sells put options on the XAU Index. The Bond Fund strives to provide income and capital appreciation. It purchases primarily long-term Treasury Bonds. It also purchases futures contracts on U.S. Treasury Bonds and buys call options on U.S. Treasury Bond futures as a substitute for a comparable market position in the underlying U.S. Treasury Securities. The Juno Fund seeks to inversely correlate with the price changes of the current Thirty Year Treasury Bond. To meet this objective, Juno primarily buys put options on Treasury Bond futures and sells Treasury Bond futures. The OTC Fund strives to provide investment results before fees and expenses that closely correlate the total return of the NASDAQ Composite Index. The fund invests in securities included in the NASDAQ Composite and buys call options and sells put options on stock indexes. The High Yield Fund, which correlates the MLHY Index does so by investing primarily in long term, intermediate-term, and short term, below investment grade, corporate bonds. In addition the Nova Fund, the Ursa Fund, the OTC Fund, and the Precious Metals Fund all write options to further meet their investment objectives.

The risks inherent in the use of options, futures contracts, and options on futures contracts include 1) adverse changes in the value of such instruments;
2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index, or futures contract; 3) the possible absences of a liquid secondary market for any particular instrument at any time; and 4) the possible need to defer closing out certain positions to avoid adverse tax consequences.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

3. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in repurchase agreements collateralized by Federal agency obligations. As of March 31,1997 the repurchase agreements with Fuji Securities, Inc., PaineWebber, Inc., Smith Barney, and Prudential Securities, in the joint account and the collateral therefore was as follows:

Security Type                          Range of rates    Par Value Market Value
-------------                          -------------- ------------ ------------
United States Treasury Bills..........  6.25%         $ 62,895,000 $ 60,000,000
United States Treasury Notes..........  5.375%-9.25%  $124,950,000 $127,043,534
United States Treasury Bond...........  8.5%          $ 14,404,000 $ 16,756,189

4. INVESTMENT ADVISORY, ACCOUNTING, AND TRANSFER AGENT SERVICES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc. investment advisory fees calculated at an annual percentage rate of one half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, the Over-the-Counter Fund, and the High Yield Fund; and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Fund and the Juno Fund.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annual rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund, U.S. Government Bond Fund, Precious Metals Fund, Over-the-Counter Fund, and the High Yield Fund; and at annual rate of one-quarter of one percent (0.25%) of the Nova Fund, the Ursa Fund, and the Juno Fund.

The Trust paid PADCO Service Co., Inc. $324,955 in accounting fees for the above eight funds for the nine month period ended March 31, 1997.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

5. ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

6. SECURITIES TRANSACTIONS

During the period ended March 31, 1997 purchases and sales of investment securities were:

                           U.S.
                     Government                                     U.S.
                          Money      Over-the-     Precious   Government
           Nova Ursa     Market        Counter       Metals         Bond Juno  High Yield
           Fund Fund       Fund           Fund         Fund         Fund Fund        Fund
           ---- ---- ---------- -------------- ------------ ------------ ---- -----------
Purchases   $0   $0      $0     $1,540,525,569 $250,054,682 $ 93,832,370  $0  $53,779,476
Sales       $0   $0      $0     $1,557,547,271 $254,765,751 $106,868,172  $0  $43,147,175

The transactions shown above exclude short term and temporary cash investments.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

7. NET UNREALIZED APPRECIATION/DEPRECIATION OF SECURITIES

At March 31, 1997 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was:

                                                        U.S.
                                                     Govern-                                   U.S.
                                                        ment                                Govern-
                                                       Money    Over-the-      Precious        ment                     High
                          Nova            Ursa        Market      Counter        Metals        Bond         Juno       Yield
                          Fund            Fund          Fund         Fund          Fund        Fund         Fund        Fund
                  ------------  --------------  ------------ ------------  ------------  ----------  ----------- -----------
Gross Unrealized
 Appreciation     $  7,582,445  $   67,611,663  $          0 $  7,557,430  $  1,033,764  $        0  $   699,035 $     3,665
Gross Unrealized
 (Depreciation)    (17,318,714)    (38,929,773)            0  (24,053,452)  (12,875,480)   (250,148)           0    (277,248)
                  ------------  --------------  ------------ ------------  ------------  ----------  ----------- -----------
Net Unrealized
 Appreciation
 (Depreciation)   $ (9,736,269) $   28,681,890  $          0 $(16,496,022) $(11,841,716) $ (250,148) $   699,035 $  (273,583)
Cost of
 Investments for
 Federal Income
 Tax Purposes     $455,745,969  $1,432,790,025  $225,029,689  $99,086,695   $40,291,930  $3,632,965  $29,096,102 $10,568,826

8. SHARE TRANSACTIONS

Transactions in shares for the period ended March 31, 1997 were:

                                             U.S. Govern-                                    U.S.
                                                     ment                                 Govern-
                                                    Money                                    ment
                       Nova          Ursa          Market     Over-the-     Precious         Bond         Juno        High
                       Fund          Fund            Fund  Counter Fund  Metals Fund         Fund         Fund  Yield Fund
               ------------  ------------  --------------  ------------  -----------  -----------  -----------  ----------
Shares
 Purchased      203,150,294   367,144,528   3,329,494,638   142,745,580   47,008,940   14,919,523   14,955,089   3,374,658
Dividend
 Reinvestment       300,618        90,217       5,678,838        27,056            0       40,733        5,497      12,716
               ------------  ------------  --------------  ------------  -----------  -----------  -----------  ----------
Total
 Purchased      203,450,912   367,234,745   3,335,173,476   142,772,636   47,008,940   14,960,256   14,960,586   3,387,374
Shares
 Redeemed      (207,604,225) (309,781,363) (3,205,603,845) (143,069,637) (47,949,316) (16,615,981) (13,589,740) (2,315,587)
               ------------  ------------  --------------  ------------  -----------  -----------  -----------  ----------
Net
 Shares
 Purchased
 (Redeemed)      (4,153,313)   57,453,382     129,569,631      (297,001)    (940,376)  (1,655,725)   1,370,846   1,071,787
               ============  ============  ==============  ============  ===========  ===========  ===========  ==========

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Transactions in dollars for the period ended March 31, 1997 were:

                                                        U.S.
                                                     Govern-                                        U.S.
                                                        ment                                     Govern-
                                                       Money       Over-the-      Precious          ment
                        Nova            Ursa          Market         Counter        Metals          Bond          Juno
                        Fund            Fund            Fund            Fund          Fund          Fund          Fund
              --------------  --------------  --------------  --------------  ------------  ------------  ------------
Shares
 Purchased    $3,521,884,322  $2,638,202,998  $3,329,457,087  $2,553,497,726  $413,202,942  $134,338,078  $140,757,025
Purchased
 through
 Dividend
 Reinvestment      5,375,055         626,105       5,730,900         507,026             0       373,468        49,308
              --------------  --------------  --------------  --------------  ------------  ------------  ------------
Total
 Purchased     3,527,259,377   2,638,829,103   3,335,187,987   2,554,004,752   413,202,942   134,711,546   140,806,333
Shares
 Redeemed     (3,597,262,046) (2,215,904,560) (3,205,603,845) (2,567,906,241) (417,724,938) (149,333,776) (127,431,425)
              --------------  --------------  --------------  --------------  ------------  ------------  ------------
Net Shares
 (Redeemed)
 Purchased    $  (70,002,669) $  422,924,543  $  129,584,142  $  (13,901,489) $ (4,521,996) $(14,622,230) $ 13,374,908
              ==============  ==============  ==============  ==============  ============  ============  ============
                     High
                    Yield
                     Fund
              ------------
Shares
 Purchased    $33,888,522
Purchased
 through
 Dividend
 Reinvestment     126,588
              ------------
Total
 Purchased     34,015,110
Shares
 Redeemed     (23,160,395)
              ------------
Net Shares
 (Redeemed)
 Purchased    $10,854,715
              ============

Transactions in shares for the year ended June 30, 1996 were:

                                                             U.S.
                                                       Government                                    U.S.
                                                            Money     Over-the-     Precious   Government
                               Nova          Ursa          Market       Counter       Metals         Bond         Juno
                               Fund          Fund            Fund          Fund         Fund         Fund         Fund
                       ------------  ------------  --------------  ------------  -----------  -----------  -----------
Shares Purchased        188,794,994   276,476,043   4,139,232,212   168,346,003   87,901,045   19,714,470   25,594,613
Dividend Reinvestment             0             0       7,466,821       108,337            0       97,996            0
                       ------------  ------------  --------------  ------------  -----------  -----------  -----------
Total Purchased         188,794,994   276,476,043   4,146,699,033   168,454,340   87,901,045   19,812,466   25,594,613
Shares Redeemed        (179,799,246) (265,490,770) (4,276,965,783) (170,312,258) (88,544,497) (18,040,885) (24,076,731)
                       ------------  ------------  --------------  ------------  -----------  -----------  -----------
Net Shares Purchased
 (Redeemed)               8,995,748    10,985,273    (130,266,750)   (1,857,918)    (643,452)   1,771,581    1,517,882
                       ============  ============  ==============  ============  ===========  ===========  ===========

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Transactions in dollars for the year ended June 30, 1996 were:

                                                            U.S.
                                                      Government                                        U.S.
                                                           Money       Over-the-      Precious    Government
                            Nova            Ursa          Market         Counter        Metals          Bond          Juno
                            Fund            Fund            Fund            Fund          Fund          Fund          Fund
                  --------------  --------------  --------------  --------------  ------------  ------------  ------------
Shares Purchased  $2,653,475,866  $2,245,867,707  $4,139,232,212  $2,261,882,356  $836,754,933  $189,414,530  $233,349,428
Purchased
 through
 Dividend
 Reinvestment                  0               0       7,466,821       1,413,792             0       879,023             0
                  --------------  --------------  --------------  --------------  ------------  ------------  ------------
Total Purchased    2,653,475,866   2,245,867,707   4,146,699,033   2,263,296,148   836,754,933   190,293,553   233,349,428
Shares Redeemed   (2,520,809,754) (2,153,598,241) (4,276,965,780) (2,281,519,960) (836,741,911) (174,392,765) (217,249,381)
                  --------------  --------------  --------------  --------------  ------------  ------------  ------------
Net Shares
 Purchased/
 (Redeemed)       $  132,666,112  $   92,269,466  $ (130,266,747) $  (18,223,812) $     13,022  $ 15,900,788  $ 16,100,047
                  ==============  ==============  ==============  ==============  ============  ============  ============

9. OPTION CONTRACTS WRITTEN

During the period ended March 31, 1997 the Trust wrote the following contracts:

Call Options Written:

                                          Nova Fund                  Ursa Fund
                             ----------------------  -------------------------
                             Number of      Initial  Number of         Initial
                             Contracts     Premiums  Contracts        Premiums
                             --------- ------------  --------- ---------------
Outstanding at Beginning of
 Period                            0   $          0     6,000  $   194,132,927
Options Written                7,222    274,895,042    38,800    1,765,889,584
Options Terminated            (3,222)   (90,218,598)  (24,800)  (1,062,894,217)
                              ------   ------------   -------  ---------------
Outstanding at End of Pe-
 riod                          4,000   $184,676,444    20,000  $   897,128,294
                              ======   ============   =======  ===============

Put Options Written:

                                                                                                 Precious Metals
                                    Nova Fund               Ursa Fund  Over-the-Counter fund                Fund
                       ----------------------  ----------------------  ---------------------  ------------------
                       Number of      Initial  Number of      Initial  Number of     Initial  Number of  Initial
                       Contracts     Premiums  Contracts     Premiums  Contracts    Premiums  Contracts Premiums
                       --------- ------------  --------- ------------  --------- -----------  --------- --------
Outstanding at
 Beginning of Period         0   $          0        0   $          0       37   $    88,577      20    $  9,189
Options Written          1,200     10,068,500    1,600     14,708,000    1,611     2,801,807     100      42,136
Options Terminated      (1,200)   (10,068,500)  (1,600)   (14,708,000)  (1,617)   (2,686,934)   (120)    (51,325)
                        ------   ------------   ------   ------------   ------   -----------    ----    --------
Outstanding at End of
 Period                      0   $          0        0   $          0       31   $   203,450       0    $      0
                        ======   ============   ======   ============   ======   ===========    ====    ========

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

10. NET ASSETS

At March 31, 1997, net assets consisted of:

                                                                           U.S.
                                                                     Government
                                                                          Money
                                         Nova Fund      Ursa Fund   Market Fund
                                      ------------  -------------  ------------
Paid-In-Capital                       $179,428,969  $ 696,706,717  $283,515,523
Undistributed Net Investment Income              0      1,039,285        37,303
Accumulated Net Realized Gain (Loss)
 on Investments                         12,236,998   (144,140,380)            0
Net Unrealized Appreciation
 (Depreciation) on Investments,
 Options and Futures Contracts          (9,736,269)    28,681,890             0
                                      ------------  -------------  ------------
Net Assets                            $181,929,698  $ 582,287,512  $283,552,826
                                      ============  =============  ============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                            Over-the-     Precious        U.S.                      High
                              Counter       Metals  Government         Juno        Yield
                                 Fund         Fund   Bond Fund         Fund         Fund
                          -----------  -----------  ----------  -----------  -----------
Paid-In-Capital           $67,263,264  $43,566,617  $4,118,999  $36,461,968  $10,854,715
Undistributed Net
 Investment Income            514,668            0      16,220      100,975            0
Distribution in Excess
 of Net Investment
 Income                             0       (2,035)          0            0            0
Accumulated Net Realized
 Loss on Investments      (22,406,539) (19,609,610)   (776,212)  (4,684,713)     (95,444)
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments, Options
 and Futures Contracts      6,906,805     (274,833)    (57,355)     699,035     (241,600)
                          -----------  -----------  ----------  -----------  -----------
Net Assets                $52,278,198  $23,680,139  $3,301,652  $32,577,265  $10,517,671
                          ===========  ===========  ==========  ===========  ===========

* Realized capital gains differ for financial statement and tax purposes primarily because of the timing of the recognition of post October 31 capital losses.

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At March 31, 1997, for federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration.

                                       U.S.
                        Precious Government               High
Expires          Ursa     Metals       Bond       Juno   Yield
March 31         Fund       Fund       Fund       Fund    Fund
--------  ----------- ---------- ---------- ---------- -------
2003      $ 6,618,786 $        0  $      0  $        0 $     0
2004       43,168,709  4,249,968         0   3,643,317       0
2005       50,012,823    709,440   539,594     106,438  63,461

                              RYDEX SERIES TRUST

INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

The Shareholders and Board of Trustees,
Rydex Series Trust:

We have audited the statements of assets and liabilities, including the schedules of investments, of the Nova, Ursa, U.S. Government Money Market, Over-the-Counter, Precious Metals, U.S. Government Bond, Juno and High Yield Funds (eight of the nine Funds) of Rydex Series Trust (the Trust) as of March 31, 1997, the related statements of operations, changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position as of March 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 15, 1997

                           The First Family of Funds
                           Designed for Professional
                                Money Managers

                                   Nova Fund
                                   Juno Fund
                                   Ursa Fund
                                   OTC Fund
                                High Yield Fund
                             Precious Metals Fund
                           U.S. Government Bond Fund
                         U.S. Government Money Market



                              RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                        (301) 468-8520  (800) 820-0888


                         [LOGO OF RYDEX APPEARS HERE]


                                 ANNUAL REPORT
                                 MARCH 31,1997



                         Nova Fund
                         Juno Fund
                         Ursa Fund
                         OTC Fund
                         High Yield Fund
                         Precious Metals Fund
                         U.S. Government Bond Fund
                         U.S. Government Money Market

                                 [RYDEX LOGO]

                        Institutional Money Market Fund


                           The First Family of Funds

                           Designed for Professional
                                 Money Managers


                                 ANNUAL REPORT
                                 MARCH 31, 1997


                               RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                         (301) 468-8520  (800) 820-0888

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

                                                               Face Market Value
                                                             Amount     (Note 1)
                                                         ---------- ------------
COMMERCIAL PAPER 6.9%
American Express Credit Corporation 5.30% 4/14/97        $1,000,000 $    998,086
Ford Motor Credit Company 5.34% 4/04/97                   1,000,000      999,555
Ford Motor Credit Company 5.30% 4/10/97                   1,000,000      998,675
General Electric Credit Corporation 5.28% 4/03/97         1,000,000      999,707
General Electric Credit Corporation 5.32% 4/03/97         1,000,000      999,704
General Motor Acceptance Corporation 5.31% 4/07/97        1,000,000      999,115
IBM Credit Corporation 5.25% 4/02/97                      1,000,000      999,854
                                                                    ------------
  Total Commercial Paper (Cost $6,994,696)                             6,994,696
                                                                    ------------
FEDERAL AGENCY DISCOUNT NOTES 73.6%
Federal Farm Credit Administration 5.24% 4/29/97          1,000,000      995,924
Federal Home Loan Mortgage Corporation 5.48% 4/01/97      5,000,000    5,000,000
Federal Home Loan Mortgage Corporation 5.47% 4/02/97     15,000,000   14,997,721
Federal Home Loan Mortgage Corporation 5.55% 4/02/97      5,000,000    4,999,229
Federal Home Loan Mortgage Corporation 5.50% 4/03/97      5,000,000    4,998,472
Federal Home Loan Mortgage Corporation 5.50% 4/03/97     20,000,000   19,993,889
Federal Home Loan Mortgage Corporation 5.46% 4/04/97     10,000,000    9,995,450
Federal Home Loan Mortgage Corporation 5.24% 4/09/97      1,000,000      998,836
Federal Home Loan Mortgage Corporation 5.35% 4/15/97      1,000,000      997,919
Federal Home Loan Mortgage Corporation 5.28% 4/18/97      1,000,000      997,507
Federal National Mortgage Association 5.49% 4/10/97      10,000,000    9,986,275
Federal National Mortgage Association 5.45% 4/11/97       1,000,000      998,486
                                                                    ------------
  Total Federal Agency Discount Notes (Cost $74,959,708)              74,959,708
                                                                    ------------
REPURCHASE AGREEMENT 19.5%
Repurchase Agreement collaterized by U.S. Treasury
 Obligations 6.25% 4/01/97 (Cost $19,900,000)            19,900,000   19,900,000
                                                                    ------------
  Total Investments 100% (Cost $101,854,404)                        $101,854,404
                                                                    ============

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1997

--------------------------------------------------------------------------------

ASSETS
 Securities at Value (Note 1)--See Accompanying Schedule $101,854,404
 Investment Income Receivable                                   4,173
 Cash in Custodian Bank                                        36,088
 Receivable for Shares Purchased                           11,866,898
 Unamortized Organization Costs (Note 1)                       52,711
 Other Assets                                                   4,799
                                                         ------------
  Total Assets                                            113,819,073
                                                         ------------
LIABILITIES
 Distribution Fee Payable                                      23,146
 Payable for Shares Redeemed                                3,342,825
 Investment Advisory Fee Payable                               36,271
 Transfer Agent Fee Payable                                    14,982
 Organization Expense Payable to Advisor                       60,819
 Other Liabilities                                             25,087
                                                         ------------
  Total Liabilities                                         3,503,130
                                                         ------------
NET ASSETS                                               $110,315,943
                                                         ============
Shares Outstanding                                        110,313,480
                                                         ============
Net Asset Value Per Share                                       $1.00
                                                                =====

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                    Period Ended March 31, 1997*

--------------------------------------------------------------------------------

INVESTMENT INCOME
 Interest                                   $1,771,126
                                            ----------
  Total Income                               1,771,126
                                            ----------
EXPENSES
 Distribution Fees                              83,673
 Advisory Fees (Note 3)                        183,504
 Transfer Agent Fees (Note 3)                   66,737
 Audit and Outside Services                     13,492
 Accounting Fees (Note 3)                       27,212
 Legal                                          20,745
 Organizational Expenses                         8,109
 Registration Fees                              10,142
 Custodian Fees                                  6,041
 Miscellaneous                                  20,610
                                            ----------
  Total Expenses                               440,265
  Custodian Fees Paid Indirectly (Note 4)        2,526
                                            ----------
  Net Expenses                                 437,739
                                            ----------
NET INVESTMENT INCOME                        1,333,387
                                            ----------
REALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
 Investment Securities                             503
                                            ----------
  Total Net Realized Gain                          503
                                            ----------
Net Increase in Net Assets from Operations  $1,333,890
                                            ==========

* Commencement of Operations: July 11, 1996

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    Period Ended March 31, 1997*

--------------------------------------------------------------------------------

From Investment Activities
 Net Investment Income                                         $  1,333,387
 Net Realized Gain on Investments                                       503
                                                               ------------
 Net Increase in Net Assets Resulting from Operations             1,333,890
                                                               ------------
Distributions to Shareholders
 From Net Investment Income (Note 1)                             (1,330,924)
 From Realized Gain on Investments                                     (503)
Net Increase in Net Assets Resulting from Shares Transactions
 (Note 5)                                                       110,313,480
                                                               ------------
Net Increase in Net Assets and Net Assets End of Period        $110,315,943
                                                               ============


* Commencement of Operations: July 11, 1996.

See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
                                                   Period Ended March 31, 1997*

-------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD+                      $   1.00
                                                           --------
 Net Investment Income                                          .03
 Net Realized and Unrealized Gains on Securities                .00
                                                           --------
 Net Increase in Net Asset Value Resulting from Operations      .03
 Dividends to Shareholders from Net Investment Income          (.03)
                                                           --------
 Net Increase in Net Asset Value                                .00
                                                           --------
NET ASSET VALUE--END OF PERIOD                             $   1.00
                                                           ========
TOTAL INVESTMENT RETURN**                                     4.17%
RATIOS TO AVERAGE NET ASSETS **
 Net Expenses                                                 1.15%++
 Net Investment Income                                        3.50%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                      0%
 Net Assets, End of Period (000's omitted)                 $110,316

+ The per share data of the Financial Highlights table is calculated using the daily shares outstanding average for the year.
++ The annualized ratio of gross expenses to average net assets is 1.15%
* Commencement of Operations: July 11, 1996
** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                              RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the Trust) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of nine separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund, the Juno Fund, the Institutional Money Market Fund and the High Yield Fund. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

The Trust changed its fiscal year end from June 30 to March 31. These statements reflect the financial activity of the Institutional Money Market Fund for the period July 11, 1996 (Commencement of Operations) to March 31, 1997.

A. Short term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Security and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees of the Trust.

B. Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

C. Net investment income is computed, and dividends are declared daily. Income dividends are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed monthly.


D. The Institutional Money Market Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

E. Costs incurred by the Institutional Money Market Fund in connection with its organization and registration have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the Trust commenced its investment activities.

F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the

                              RYDEX SERIES TRUST

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in repurchase agreements collateralized by Federal agency obligations. As of March 31, 1997 the repurchase agreements with Fuji Securities, Inc., PaineWebber, Inc., Smith Barney, Inc. and Prudential Securities in the joint account and the collateral therefore was as follows:

Security Type                 Range of rates    Par Value Market Value
-------------                 -------------- ------------ ------------
United States Treasury Bills   6.25%         $ 62,895,000 $ 60,000,000
United States Treasury Notes   5.375%-9.25%  $124,950,000 $127,043,534
United States Treasury Bond    8.5%          $ 14,404,000 $ 16,756,189

3. INVESTMENT ADVISORY AND TRANSFER AGENT SERVICES

Under the terms of an investment advisory contract, the Institutional Money Market Fund pays PADCO Advisors, Inc. investment advisory fees calculated at an annual percentage rate of fifty-five one hundredths of one percent (0.55%) of the average daily net assets of the Institutional Money Market Fund.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annual rate of two-tenths of one percent (0.20%) of the average daily net assets of the Institutional Money Market Fund.

The Institutional Money Market Fund paid PADCO Service Co., Inc. $27,212 in accounting fees for the period ended March 31, 1997.

4. ACCOUNTING FOR EXPENSES

The Institutional Money Market Fund entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

5. SHARE TRANSACTIONS

Transactions in shares for the period ended March 31,1997 were:

Shares Purchased                                              1,748,417,852
Dividend Reinvestment                                             1,179,631
                                                            ---------------
Total Purchased                                               1,749,597,483
Shares Redeemed                                              (1,639,284,003)
                                                            ---------------
Net Shares Purchased                                            110,313,480
                                                            ---------------
Transactions in dollars for the period ended March 31,1997
 were:
Shares Purchased                                            $ 1,748,417,852
Dividend Reinvestment                                             1,179,631
                                                            ---------------
Total Purchased                                               1,749,597,483
Shares Redeemed                                              (1,639,284,003)
                                                            ---------------
Net Shares Purchased                                        $   110,313,480
                                                            ===============

6. NET ASSETS

At March 31, 1997, net assets consisted of:

Paid-In-Capital                                             $   110,313,480
Undistributed Net Investment Income                                   2,463
                                                            ---------------
Net Assets                                                  $   110,315,943
                                                            ===============

                              RYDEX SERIES TRUST

INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

The Shareholders and Board of Trustees,
Rydex Series Trust:

We have audited the statement of assets and liabilities, including the schedule of investments, of the Institutional Money Market Fund (one of the nine Funds) of Rydex Series Trust (the Trust) as of March 31, 1997, the related statements of operations, changes in net assets, and the financial highlights for the period July 11, 1996 (commencement of operations) to March 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position as of March 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period presented in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 15, 1997

                           The First Family of Funds
                           Designed for Professional
                                Money Managers

                        Institutional Money Market Fund



                              RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                        (301) 468-8520  (800) 820-0888




                                 [RYDEX LOGO]


                                 ANNUAL REPORT
                                MARCH 31, 1997



                        Institutional Money Market Fund